COMMITMENTS AND CONTINGENCIES - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
COMMITMENTS AND CONTINGENCIES

15.         COMMITMENTS AND CONTINGENCIES

Commitments — On May 16, 2013, the Company entered into a consent to assignment with regard to an operating lease for office space in Greenwich, Connecticut on Benedict Place, with a remaining term of six years. The Company’s lease term commenced on August 1, 2013 and, after signing a one-year extension in January 2018, expires on October 18, 2019. Under this operating lease, the future minimum payments during the year following December 31, 2018 is $409,573.

For the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, the Company’s rent expense, which is included in General and administrative expenses in the consolidated statements of operations, was $326,484,  $498,750 and $487,028, respectively.

In April, July and August 2018, the Company entered into ballast water treatment contracts for certain MR vessels. The eleven contracts currently in place have a total cost of  $11,440,000, of which $9,000,000 remains unpaid at December 31, 2018, and will be paid over the years ending December 31, 2019 and 2020, in amounts totaling $5,584,000 and $416,000, respectively. Amounts paid on these contracts total $2,220,000 as of December 31, 2018 and are included in Other noncurrent assets on the consolidated balance sheet.

In November 2018, the Company entered into scrubber contracts for two of its Suezmax vessels. The two contracts currently in place have a total cost of  $4,700,000, of which $4,230,000 remains unpaid at December 31, 2018, and will be paid over the years ending December 31, 2019 and 2020, in amounts totaling $2,538,000 and $1,692,000, respectively. Amounts paid on these contracts total $846,000 as of December 31, 2018 and are included in Other noncurrent assets on the consolidated balance sheet.

Contingencies — From time to time, the Company may be subject to legal proceedings and claims in the ordinary course of its business. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any legal proceedings or claims that is believes will have, individually or in the aggregate, a material effect on the Company, its financial condition, results of operations or cash flows.